BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.1%
	COMMUNICATIONS — 5.6%
4,209	Alphabet, Inc. - Class C*	$9,206,977
12,640	Booking Holdings, Inc.*	22,107,234
56,622	Meta Platforms, Inc. - Class A*	9,130,298
264,716	Tencent Holdings Ltd. - ADR	11,955,633
69,067	VeriSign, Inc.*	11,556,981
		63,957,123
	CONSUMER DISCRETIONARY — 12.4%
158,140	Adidas AG - ADR	13,950,273
140,997	Amazon.com, Inc.*	14,975,291
209,704	Bunzl PLC – ADR[1]	6,924,594
222,437	Copart, Inc.*	24,170,005
279,533	DR Horton, Inc.	18,502,289
159,871	Evolution Gaming Group AB - ADR	14,510,611
103,135	Kering SA -ADR	5,284,359
74,253	LVMH Moet Hennessy Louis Vuitton - ADR	9,031,177
7,913	MercadoLibre, Inc*	5,039,552
5,955	NVR, Inc.*	23,844,654
415,974	Shenzhou International Group Holdings Ltd - ADR	5,038,693
		141,271,498
	CONSUMER STAPLES — 0.5%
134,071	Unilever PLC[1]	6,144,474
	FINANCIALS — 10.7%
103,131	Aon PLC[1]	27,812,368
377,234	Carlyle Group, Inc.	11,943,229
5,597	Credit Acceptance Corp.*	2,649,676
162,456	First Republic Bank	23,426,155
236,513	KKR & CO INC - Class A	10,948,187
47,607	Mastercard, Inc. - Class A	15,019,056
157,897	Primerica, Inc.	18,898,692
72,053	Upstart Holdings, Inc.	2,278,316
47,372	Visa, Inc. - Class A	9,327,073
		122,302,752
	HEALTH CARE — 6.4%
85,941	CSL LTD - SP ADR	7,950,350
137,514	ICON PLC1, *	29,799,284
5,035	IDEXX Laboratories, Inc*	1,765,926
175,327	Medtronic PLC[1]	15,735,598
725,379	Siemens Healthineers AG - ADR	18,386,036
		73,637,194

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 10.7%
267,352	Fastenal Company	$13,346,212
183,906	General Electric Co.	11,709,295
85,621	Graco, Inc.	5,086,744
277,254	HEICO Corp., Class A	29,217,031
125,870	Landstar System, Inc.	18,304,015
115,898	Old Dominion Freight Line, Inc.	29,702,339
26,972	TransDigm Group, Inc.*	14,475,063
		121,840,699
	REAL ESTATE — 1.1%
79,709	CBRE Group, Inc - A*	5,867,380
39,235	Jones Lang LaSalle, Inc.*	6,860,632
		12,728,012
	TECHNOLOGY — 20.7%
52,303	Accenture PLC - Class A1	14,521,928
144,386	Amadeus IT Group, S.A. - ADR	8,024,382
139,658	Applied Materials, Inc.	12,706,085
234,867	Applovin Corp. - Class A*	8,088,819
19,617	ASM Holding NV1	9,335,338
384,801	CoStar Group, Inc.*	23,245,828
71,228	Dassault Systemes SE - SP ADR	2,614,837
278,105	Experian PLC – ADR[1]	8,126,117
29,216	Globant SA1, *	5,083,584
22,130	Lam Research Corp.	9,430,700
40,852	Microsoft Corp.	10,492,019
77,774	Moody's Corp.	21,152,195
16,065	MSCI, Inc.	6,621,190
28,708	NVIDIA Corp.	4,351,846
116,081	Qorvo, Inc.*	10,948,760
556,933	Sage Group PLC - ADR	17,174,254
62,318	salesforce.com, Inc.*	10,284,963
123,763	SAP SE - SP ADR	11,227,779
105,900	Shopify, Inc. - Class A*	3,308,316
113,199	Skyworks Solutions, Inc.	10,486,755
115,165	Splunk, Inc.*	10,187,496
99,701	Temenos AG - SP ADR	8,500,128
54,103	Veeva Systems, Inc. - Class A*	10,714,558
		236,627,877
	TOTAL COMMON STOCKS
	(Cost $740,647,882)	778,509,629

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Units		Value
	INVESTMENT FUNDS — 25.1%
-	Echo Street GoodCo Select, L.P.[2],*	$286,400,716
	TOTAL INVESTMENT FUNDS
	(Cost $258,768,081)	286,400,716
	TOTAL INVESTMENTS — 93.2%
	(Cost $999,415,963)	1,064,910,345
	Other Assets in Excess of Liabilities — 6.8%	78,252,791
	TOTAL NET ASSETS — 100.0%	$1,143,163,136

ADR – American Depository Receipt
PLC – Public Limited Company
SP ADR – Sponsored American Depository Receipt

1	Foreign security denominated in U.S. Dollars.

2	Partnership is not designated in units. The Fund owns approximately 12.71% of Echo Street GoodCo Select, L.P., and has contractually waived its right to vote its interests.

*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Long-Only Equities[b]	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.

[b]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.